SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock based compensation related to directors and employees	$ 78	$ 102	$ 95
Research and development cost [Member]
Stock based compensation related to directors and employees	1	0	2
Selling and Marketing Expense [Member]
Stock based compensation related to directors and employees	8	5	39
General and Administrative Expense [Member]
Stock based compensation related to directors and employees	68	97	50
Cost Of Sale [Member]
Stock based compensation related to directors and employees	$ 1	$ 0	$ 4